ANNUAL REPORT
1997
1997
1997
1997
1997

SMITH BARNEY
CALIFORNIA
MUNICIPALS
FUND INC.
                         -------------------------------------------------------
                         February 28, 1997


                         SMITH BARNEY MUTUAL FUNDS
                         INVESTING FOR YOUR FUTURE.
                         EVERY DAY.

                  SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.

DEAR SHAREHOLDER:
We are pleased to provide you with the annual report for the Smith Barney California Municipals Fund Inc. ("Fund") for the year ended February 28, 1997. In this report, we outline our current portfolio strategy and provide a brief performance update. A detailed summary of performance and current holdings can be found in the appropriate sections that follow.


FUND PERFORMANCE UPDATE
For the year ended February 28, 1997, Class A shares of the Fund had a total return of 6.37% and outperformed the Fund's Lipper Analytical Services, Inc. peer group total return average of all California municipal bond funds of 4.99% for the same time period. (Lipper Analytical Services, Inc. is an independent fund tracking organization.) Over the one-year period covered by this report, the Fund distributed income dividends totaling $0.85 per share for Class A shares; based on its net asset value (NAV) of $16.26 as of February 28, 1997, this equates to an annualized distribution rate of 5.24%. For a California resident in the combined federal and state income tax bracket of 45.3%, the Fund's tax-free yield of 5.24% is equivalent to a taxable yield of 9.58%.


MUNICIPAL BOND MARKET UPDATE
The year ended February 28, 1997 proved to be a volatile one for both the municipal and the U.S. government bond markets. In early 1996, a significant bond market sell-off was precipitated by a pick-up in inflationary fears that was caused by unexpected strength in the U.S. economy and concerns that the Federal Reserve Board ("Fed") would tighten rates in response. In retrospect, those concerns were unfounded because Fed monetary policy did not change throughout 1996. In fact, as U.S. economic growth moderated and concerns about the Fed tightening eased, bond prices improved significantly.

This bond market rally was in full swing in early December when Fed Chairman Alan Greenspan made his now infamous comments concerning "irrational exuberance" in the financial markets. In our view, Greenspan's comments caused a rise in U.S. interest rates that persists to this day.

CALIFORNIA ECONOMIC HIGHLIGHTS
The California economy continues to display impressive growth. Led by the electronics, manufacturing, international trade and entertainment industries, employment gains continue to diversify and strengthen California's economy. The state's robust job growth has in turn caused strong increases in both retail sales and industrial production. Although residential real estate prices have recently showed signs of leveling off, California's commercial real estate market has improved dramatically with lower office vacancies and stronger overall sales. In fact, the marked improvements in California's economy has helped its state budget revenues to consistently exceed state treasury forecasts throughout the year.

FUND'S INVESTMENT STRATEGY
The Fund's investment focus in California has been to purchase high grade essential service bonds such as transportation, water, and sewer bonds. These types of securities tend to be very liquid and should provide maximum upside potential if interest rates decline. In addition, since the California state economy has improved dramatically during the reporting period, we have recently added state general obligation bonds and state appropriated debt bonds (i.e., bonds that rely on state budget appropriations for payment of debt service) to the Fund. As of February 28, 1997, the Fund's weighted average maturity was 22.1 years.

At the end of February, approximately 94% of the Fund's holdings were rated investment grade (BBB/Baa and higher) by either Standard & Poor's Corporation or Moody's Investors Service Inc. with about 61% of the Fund invested in AAA bonds, the highest possible rating. (Standard & Poor's and Moody's are two major credit reporting and bond rating agencies.)


MUNICIPAL BOND MARKET OUTLOOK
We believe that low inflation and some moderation of recent economic activity should be positive for interest rates for the balance of 1997. Notwithstanding any increase by the Fed in short-term rates, long-term interest rates today relative to the rate of inflation bodes well for municipal bonds as the year progresses. Until we see a significant increase in inflation fundamentals, we remain positive about the municipal bond market's prospects.

In closing, thank you for investing in the Smith Barney California Municipals Fund Inc. We look forward to continuing to help you achieve your financial goals.


Sincerely,

/s/ Heath B McLendon                              /s/ Joseph P. Deane
------------------------                          ---------------------------
Heath B. McLendon                                 Joseph P. Deane
Chairman and                                      Vice President and
Chief Executive Officer                           Investment Officer


April 2, 1997

--------------------------------------------------------------------------------
                                   JOE DEANE:
                               Morningstar, Inc.'s
                   Top-Rated Fixed Income Manager of the Year

     We are pleased to report that Joe Deane, your Fund's portfolio manager, has been named the top-rated fixed income manager of 1996 by Morningstar, Inc., a major fund ranking organization.


 [PHOTO]

Joe Deane

--------------------------------------------------------------------------------

================================================================================
HISTORICAL PERFORMANCE--CLASS A SHARES
================================================================================

                   Net Asset Value
                  -----------------
                   Beginning    End     Income    Capital Gain     Return     Total
Year Ended          of Year   of Year  Dividends  Distributions  of Capital  Returns(1)
=======================================================================================
2/28/97             $16.31     $16.26    $0.85       $0.20         $0.00       6.37%
---------------------------------------------------------------------------------------
2/29/96              15.40      16.31     0.84        0.03          0.00      11.93
---------------------------------------------------------------------------------------
2/28/95              16.15      15.40     0.89        0.19          0.00       2.46
---------------------------------------------------------------------------------------
2/28/94              16.70      16.15     0.84        0.65          0.00       5.92
---------------------------------------------------------------------------------------
2/28/93              15.78      16.70     0.97        0.29          0.04      14.76
---------------------------------------------------------------------------------------
2/29/92              15.66      15.78     1.05        0.27          0.00       9.50
---------------------------------------------------------------------------------------
2/28/91              15.61      15.66     1.07        0.12          0.00       8.29
---------------------------------------------------------------------------------------
2/28/90              15.33      15.61     1.07        0.00          0.00       9.02
---------------------------------------------------------------------------------------
2/28/89              15.49      15.33     1.12        0.03          0.00       6.67
---------------------------------------------------------------------------------------
2/29/88              16.54      15.49     1.09        0.07          0.00       1.09

=======================================================================================
Total                                    $9.79       $1.85         $0.04
=======================================================================================

================================================================================
HISTORICAL PERFORMANCE--CLASS B SHARES
================================================================================

                   Net Asset Value
                  -----------------
                   Beginning    End     Income    Capital Gain     Return     Total
Year Ended          of Year   of Year  Dividends  Distributions  of Capital  Returns(1)
=======================================================================================
2/28/97              $16.32    $16.25    $0.77       $0.20         $0.00     5.73%
---------------------------------------------------------------------------------------
2/29/96               15.40     16.32     0.76        0.03          0.00    11.39
---------------------------------------------------------------------------------------
2/28/95               16.15     15.40     0.80        0.19          0.00     1.89
---------------------------------------------------------------------------------------
2/28/94               16.70     16.15     0.76        0.65          0.00     5.40
---------------------------------------------------------------------------------------
Inception*- 2/28/93   15.84     16.70     0.28        0.29          0.01     9.27+
=======================================================================================
Total                                    $3.37       $1.36         $0.01
=======================================================================================

================================================================================
HISTORICAL PERFORMANCE--CLASS C SHARES
================================================================================

                   Net Asset Value
                  -----------------
                   Beginning    End     Income    Capital Gain     Return     Total
Year Ended          of Year   of Year  Dividends  Distributions  of Capital  Returns(1)
=======================================================================================
2/28/97              $16.31    $16.24    $0.77       $0.20         $0.00      5.68%
---------------------------------------------------------------------------------------
2/29/96               15.40     16.31     0.76        0.03          0.00     11.30
---------------------------------------------------------------------------------------
Inception*-2/28/95    14.19     15.40     0.23        0.19          0.00     11.72+
=======================================================================================
Total                                    $1.76       $0.42         $0.00
=======================================================================================
IT IS THE FUND'S POLICY TO DISTRIBUTE  DIVIDENDS  MONTHLY AND CAPITAL GAINS,  IF
ANY, ANNUALLY.

================================================================================
AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                                    Without Sales Charge(1)
                                                 -----------------------------
                                               Class A      Class B     Class C
================================================================================
Year Ended 2/28/97                              6.37%        5.73%       5.68%
--------------------------------------------------------------------------------
Five Years Ended 2/28/97                        8.19          N/A         N/A
--------------------------------------------------------------------------------
Ten Years Ended 2/28/97                         7.36          N/A         N/A
--------------------------------------------------------------------------------
Inception* through 2/28/97                      9.04         7.78       12.70
================================================================================

                                                     With Sales Charge(2)
                                                 -----------------------------
                                               Class A      Class B     Class C
================================================================================
Year Ended 2/28/97                              2.11%        1.23%       4.68%
--------------------------------------------------------------------------------
Five Years Ended 2/28/97                        7.31          N/A         N/A
--------------------------------------------------------------------------------
Ten Years Ended 2/28/97                         6.93          N/A         N/A
--------------------------------------------------------------------------------
Inception* through 2/28/97                      8.70         7.60       12.70
================================================================================


================================================================================
CUMULATIVE TOTAL RETURN
================================================================================
                                                    Without Sales Charge(1)
================================================================================
Class A (2/28/87 through 2/28/97)                          103.52%
--------------------------------------------------------------------------------
Class B (Inception* through 2/28/97)                        38.18
--------------------------------------------------------------------------------
Class C (Inception* through 2/28/97)                        31.55
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.00%; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
* Inception dates for Class A, B and C shares are April 9, 1984, November 6, 1992 and November 14, 1994, respectively.
+ Total return is not annualized, as It may not be representative of the total return for the year.

================================================================================
HISTORICAL PERFORMANCE (UNAUDITED)
================================================================================

                 GROWTH OF $10,000 INVESTED IN CLASS A SHARES OF
              THE SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC. VS.
                THE LEHMAN BROTHERS MUNICIPAL BOND INDEX AND THE
                    LIPPER CALIFORNIA MUNICIPAL FUND AVERAGE+
--------------------------------------------------------------------------------
                         February 1987 -- February 1997

             Smith Barney
          California Municipals    Lehman Brothers       Lipper California
                Fund Inc.        Municipal Bond Index  Municipal Fund Average
          ---------------------  --------------------  ----------------------
2/87            $ 9,600                $10,000               $10,000
2/88              9,704                 10,263                10,145
2/89             10,351                 10,901                10,788
2/90             11,285                 12,019                12,005
2/91             12,220                 13,128                12,616
2/92             13,178                 14,440                14,059
2/93             15,124                 16,428                15,538
2/94             16,017                 17,337                17,504
2/95             16,409                 17,664                17,282
2/96             18,367                 19,615                18,493
2/97             19,538                 20,696                19,630


+ Hypothetical illustration of $10,000 invested in Class A shares on February 28, 1987, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through February 28, 1997. The Lehman Brothers Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last 5 years, having a minimum credit rating of at least Baa and a maturity of at least 2 years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The Lipper California Municipal Fund Average is composed of an average of the Fund's peer group of 245 mutual funds investing in California municipal bonds as of February 28, 1997. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

================================================================================
PORTFOLIO HIGHLIGHTS (UNAUDITED)                              FEBRUARY 28, 1997
================================================================================

INDUSTRY BREAKDOWN

Water & Sewer ....................     19.4%
Solid Waste ......................      2.2%
Tax Allocation ...................      5.6%
Hospitals ........................      9.1%
Transportation ...................      6.2%
Utilities ........................      5.7%
Education ........................      7.8%
Housing: Multi-Family ............      5.7%
General Obligation ...............      7.7%
Housing: Single-Family ...........      3.1%
Pre-Refunded .....................      4.3%
Pollution Control Revenue ........      1.5%
Other ............................     21.7%

SUMMARY OF INVESTMENTS BY COMBINED RATINGS

                                   STANDARD &                    PERCENTAGE OF
      MOODY'S         AND/OR         POOR'S                    TOTAL INVESTMENTS
================================================================================
        Aaa                            AAA                           60.7%
        Aa                             AA                             9.7
         A                              A                            16.0
        Baa                            BBB                            7.3
    VMIG 1/P-1                         A-1                            0.1
        NR                             NR                             6.2
                                                                    -----
                                                                    100.0%
                                                                    ======
8

================================================================================
SCHEDULE OF INVESTMENTS                                        FEBRUARY 28, 1997
================================================================================

    FACE
   AMOUNT   RATING                     SECURITY                                    VALUE
============================================================================================

EDUCATION -- 7.8%
                    California Educational Facilities Authority Revenue:
                      Southwestern University Project:
 $2,635,000  A3*        6.600% due 11/1/14                                       $ 2,812,862
  4,505,000  A3*        6.700% due 11/1/24                                         4,780,931
  7,000,000  AAA      Stanford University, Series M, 5.250% due 12/1/26            6,685,000
  2,500,000  A*       University of San Diego, 6.500% due 10/1/22                  2,603,125
  2,000,000  AAA    California Public School District Finance
                      Authority, Lease  Revenue,  Series B, Palmdale School,
                      FSA-Insured, step bond to yield 6.200% due 10/1/23           1,612,500
                    California State Public Works Board, Lease Revenue:
  1,000,000  A        Series A, High Technology Facility, San Jose Facilities,
                        7.750% due 8/1/06                                          1,182,500
                      Series B, University Project:
  3,085,000  A          5.400% due 9/1/13                                          3,038,725
  3,245,000  A          5.450% due 9/1/14                                          3,196,325
  2,425,000  A          5.500% due 9/1/15                                          2,385,594
  1,575,000  AAA      University Project, CONNIE LEE-Insured, 5.000%due 6/1/23     1,411,594
  2,000,000  AAA    Desert Sands, CA University School District COP,
                      FSA-Insured, 5.750% due 3/1/20                               2,012,500
    100,000  AAA    Kern High School District, Series C, MBIA-Insured,
                      8.750% due 8/1/03                                              123,750
  3,425,000  AAA    Menifee Union School District COP, FSA-Insured,
                      5.750% due 9/1/25                                            3,450,687
  2,300,000  AAA    Rio Linda Unified School District, FSA-Insured,
                      5.250% due 8/1/17                                            2,199,375
                    San Diego Community College District, Lease
                      Revenue, MBIA-Insured:
  1,250,000  AAA        6.125% due 12/1/16                                         1,315,625
  3,460,000  AAA        5.250% due 12/1/21                                         3,295,650
                    Standard School District COP, (Capital
                      Improvement Project),
                      Series A:
    320,000  A-         6.200% due 3/1/10                                            329,200
    340,000  A-         6.250% due 3/1/11                                            347,225
  2,195,000  AAA    Turlock COP, Auxiliary Organization, California State
                      University-Stanislaus Foundation, MBIA-Insured,
                      5.875% due 6/1/22                                            2,233,413
  4,500,000  Baa1*  Ukiah Unified School District COP,(Measure A Capital Projects),
                      6.000% due 9/1/10                                            4,438,125
  6,000,000  AAA    University of California Revenue, (Multiple Purpose Projects),
                      Series C, AMBAC-Insured, 5.000% due 9/1/23                   5,385,000
  2,600,000  AAA    Victor Valley Unified High School District,
                      MBIA-Insured, 5.750% due 11/1/17                             2,629,250
  2,500,000  Baa1*  Yuba City Unified School District COP, (Andors Karperos
                      School Construction Project), 6.700% due 2/1/13              2,559,375

--------------------------------------------------------------------------------------------
                                                                                  60,028,331
--------------------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS (CONTINUED)                            FEBRUARY 28, 1997
================================================================================

    FACE
   AMOUNT   RATING                     SECURITY                                    VALUE
============================================================================================

ELECTRIC -- 0.8%
                    Sacramento Power Authority, Cogeneration Project Revenue:
$ 1,800,000  BBB-     6.500% due 7/1/07                                          $ 1,923,750
  1,800,000  BBB-     6.500% due 7/1/08                                            1,917,000
  2,200,000  BBB-     6.500% due 7/1/09                                            2,323,750
--------------------------------------------------------------------------------------------
                                                                                   6,164,500
--------------------------------------------------------------------------------------------
GENERAL OBLIGATION -- 7.7%
  2,000,000  AAA    Adelanto School District, Series B, FGIC-Insured,
                      zero coupon due 9/1/18                                         585,000
                    California State GO:
 25,000,000  AAA      FGIC-Insured, 5.375% due 6/1/26                             24,156,250
                      Veterans Series:
    455,000  A+         Series AL, 9.700% due 4/1/02                                 561,356
    725,000  A+         Series AM, 9.000% due 10/1/02                                883,594
                        Series AT:
  4,000,000  A+           9.700% due 2/1/01                                        4,755,000
  1,000,000  A+           9.500% due 2/1/10                                        1,400,000
  2,000,000  A+         Series AU, 8.400% due 10/1/06                              2,535,000
 50,000,000  Aaa*   Dawson Ridge, CA Metropolitan District No. 1,
                      (Escrowed to Maturity with U.S. Government
                      Securities), zero coupon due 10/1/22(a)                      9,000,000
  1,400,000  AAA    Eastside Unified High School District, Santa
                      Clara County,
                      Series B, FGIC-Insured, 5.000% due 9/1/18                    1,293,250
  1,750,000  AAA    Escondito Unified School District, Series A,
                      FGIC-Insured, 5.125% due 9/1/15                              1,673,437
  1,000,000  Aa1*   San Diego Public Safety Communication Project,
                      6.650% due 7/15/11                                           1,146,250
  3,460,000  A+     Santa Barbara County COP,  5.700% due 3/1/11                   3,425,400
                      Santa Margarita/Dana Point Authority Revenue GO,
                      Improvement Water Districts 3, 3A, 4 & 4A, Series B,
                      MBIA-Insured:
  1,500,000  AAA        7.250% due 8/1/14                                          1,818,750
  4,000,000  AAA        5.750% due 8/1/20                                          4,010,000
  1,530,000  AAA    Santa Rosa High School District, FGIC-Insured,
                      5.900% due 5/1/14                                            1,572,075
--------------------------------------------------------------------------------------------
                                                                                  58,815,362
--------------------------------------------------------------------------------------------
HOSPITALS -- 9.1%
  1,500,000  A+     ABAG Finance Authority for Nonprofit Corps. COP,
                    Rehabilitation Mental Health Services Inc. Project,
                    California Mortgage Insured, 6.550% due 6/1/22                 1,571,250
    250,000  A+   California Health Facilities Authority Revenue,
                    Victory Valley Community Hospital, Series 84-A,
                    9.875% due 7/1/12                                                254,080



                       SEE NOTES TO FINANCIAL STATEMENTS.
10

================================================================================
SCHEDULE OF INVESTMENTS (CONTINUED)                            FEBRUARY 28, 1997
================================================================================

    FACE
   AMOUNT   RATING                     SECURITY                                    VALUE
============================================================================================
HOSPITALS -- 9.1% (CONTINUED)
                    California Health Facilities Financing Authority Revenue,
                      Industrial Development Health Facilities:
 $  220,000  Aa1*       Community Provider Pooled Loan, Series A,
                          LOC-Swiss Bank, 7.350% due 6/1/20                      $   232,650
  1,150,000  A+         Episcopal Homes, Series A, 7.700% due 7/1/18               1,213,250
                        Series A, AMBAC-Insured:
  2,500,000  AAA          5.750% due 7/1/15                                        2,496,875
  4,370,000  AAA          5.750% due 7/1/16                                        4,184,275
  4,330,000  AAA          5.250% due 7/1/23                                        4,059,375
  1,250,000  AA         South Coast Medical Center, 7.250% due 7/1/15              1,342,188
                    California Statewide Community Development Authority
                      Revenue COP:
  4,515,000  AAA        Industrial Health Facilities, Unihealth, Series A,
                          AMBAC-Insured, 5.500% due 10/1/07                        4,656,094
  1,100,000  A          Solheim Lutheran Home, 6.500% due 11/1/17                  1,153,625
                        St. Joseph's Health System:
  4,825,000  AA           5.500% due 7/1/14                                        4,752,625
  6,000,000  AA           6.625% due 7/1/21                                        6,435,000
                        Sutter Health Obligated Group, MBIA-Insured:
  3,500,000  AAA          5.500% due 8/15/09                                       3,556,875
    500,000  AAA          6.000% due 8/15/25                                         515,000
  1,150,000  A+         Villaview Community, 7.000% due 9/1/09                     1,247,750
  1,405,000  A+     Contra Costa County COP, Merrithew Memorial Hospital,
                      6.500% due 11/1/06                                           1,573,600
  1,500,000  AAA    Desert Hospital District COP, (Pre-Refunded -- Escrowed
                      with U.S. Government Securities to 7/1/00
                      Call @ 102), 8.100% due 7/1/20                               1,706,250
                    Fresno Health Facilities Revenue, Holy Cross
                      Health System Corp.:
  2,200,000  AA         5.200% due 12/1/04                                         2,238,500
  2,435,000  AA         5.375% due 12/1/06                                         2,477,613
  1,000,000  AA         St. Agnes, 6.625% due 6/1/21                               1,051,250
    250,000  NR     Glendale Hospital Revenue Refunding, Glendale
                      Memorial Hospital, 9.000% due 11/1/17                          263,700
  1,000,000  A+     Inglewood Insured Hospital Revenue Bonds, Daniel
                      Freeman Hospital Inc., 6.750% due 5/1/13                     1,052,500
  1,000,000  A2*    Rancho Mirage COP, Eisenhower Memorial Hospital,
                      Joint Powers Financing Authority, 7.000% due 3/1/22          1,131,250
  2,000,000  A      Riverside County Asset Leasing Corp.,(Riverside County
                      Hospital Project), Series A, 6.375% due 6/1/09               2,110,000
  2,750,000  A*     San Joaquin County COP, (General Hospital
                      Project 1993), 6.250% due 9/1/13                             2,822,187
    875,000  AAA    Santa Rosa Hospital Revenue, (Santa Rosa Hospital Memorial
                      Project), (Escrowed to Maturity with U.S. Government
                      Securities), 10.300% due 3/1/11                              1,153,906



                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS (CONTINUED)                            FEBRUARY 28, 1997
================================================================================

    FACE
   AMOUNT   RATING                     SECURITY                                    VALUE
============================================================================================

HOSPITALS -- 9.1% (CONTINUED)
$ 1,250,000  Baa*   Sequoia Hospital District Revenue, 5.375% due 8/15/23        $ 1,207,812
 10,055,000  A      Torrance Hospital Revenue Bonds, Little County of Mary
                      Hospital, 6.875% due 7/1/15(a)                              10,683,437
  1,500,000  NR     Valley Health System COP, 6.875% due 5/15/23                   1,556,250
  1,000,000  BBB-   Woodland Hospital Revenue COP, Woodland Memorial
                      Hospital, 8.200% due 8/1/15                                  1,051,250
--------------------------------------------------------------------------------------------
                                                                                  69,750,417
--------------------------------------------------------------------------------------------
HOUSING: MULTI-FAMILY -- 5.7%
  1,250,000  AAA    ABAG County, Series 96A, FNMA-Collateralized,
                      5.700% due 11/1/06(b)                                        1,268,750
                    California HFA:
                      Home Mortgage Revenue:
    200,000  Aa2*       8.600% due 8/1/19(b)                                         208,250
    350,000  Aa2*       Series B, Project 1983, zero coupon due 8/1/15                54,250
    385,000  Aa2*       Series C, 8.300% due 8/1/19(b)                               398,475
                        Series E:
    505,000  Aa2*         8.250% due 8/1/08(b)                                       520,781
    430,000  Aa*          8.350% due 8/1/19(b)                                       444,513
  5,225,000  Aa2*         6.375% due 8/1/27(b)                                     5,342,563
    990,000  Aa2*       Series F-1, 7.000% due 8/1/26(b)                           1,027,125
                      Series A:
      5,000  AAA        1985, MBIA-Insured, 8.750% due 8/1/10                          5,150
  1,630,000  A+         6.625% due 2/1/24(b)                                       1,680,938
    480,000  AAA      Series C, MBIA-Insured, 7.000% due 8/1/23(b)                   503,400
  6,000,000  AAA    California Statewide Community Development
                      Authority COP, St. Josephs Health System Group, Series E,
                      FNMA-Collateralized, 6.400% due 6/1/28(b)                    6,120,000
  1,705,000  NR     Hayward Housing Authority Revenue,  FNMA-Collateralized,
                      Family Revenue, Cypress Gardens, Series C,
                      9.375% due 12/1/18                                           1,841,400
    125,000  AAA    Martinez Home Mortgage, (Pre-Refunded --  Escrowed with
                      U.S. Government Securities to 8/1/02 Call @ 100),
                      10.750% due 2/1/16                                             190,625
  6,000,000  AAA    Pleasanton-Suisun City HFA, Home Mortgage, Series A,
                      MBIA-Insured, (Escrowed to Maturity with U.S.
                      Government Securities), zero coupon due 10/1/16              1,732,500
  1,750,000  AAA    Riverside County Brandon Apartments, FNMA-Collateralized,
                      5.625% due 7/1/09(c)                                         1,747,812
  5,000,000  Aaa*   San Francisco City & County Redevelopment Agency,
                      Multi-Family Revenue, (South Beach Project),
                      5.700% due 3/1/29                                            4,893,750
  1,500,000  Aa3*   San Jose Multi-Family  Timberwood  Apartments, Series
                      A, LOC -- Wells Fargo Bank, 7.500% due 2/1/20                1,513,125


                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
SCHEDULE OF INVESTMENTS (CONTINUED)                            FEBRUARY 28, 1997
================================================================================

    FACE
   AMOUNT   RATING                     SECURITY                                    VALUE
============================================================================================

HOUSING: MULTI-FAMILY -- 5.7% (CONTINUED)
 $8,130,000  AAA    Santa Clara County, Multi-Family Housing Revenue,
                      (Meadows Project), Series A, GNMA-Collateralized,
                      5.875% due 5/20/26                                         $ 8,201,137
  1,320,000  AAA    Santa Rosa Mortgage Revenue, (Village Square
                      Apartments Project), Series A, FHA-Insured,
                      6.875% due 9/1/27                                            1,400,850
     20,000  BBB+   Sonoma County Home Mortgage Multiple Lenders,
                      FHA-Insured, 9.125% due 6/1/15                                  21,000
  1,700,000  AAA    Upland Hospital Revenue COP, San Antonio Community
                      Hospital, (Pre-Refunded -- Escrowed with U.S.
                      Government Securities to 1/1/99 Call @ 102),
                      7.800% due 1/1/18                                            1,844,500
  2,755,000  AAA    Victorville Multi-Family Housing Revenue,
                      Wimbledon Apartments, Series A, GNMA-
                      Collateralized,
                      6.300% due 4/20/31                                           2,792,881
--------------------------------------------------------------------------------------------
                                                                                  43,753,775
--------------------------------------------------------------------------------------------
HOUSING: SINGLE-FAMILY -- 3.1%
                    California HFA Revenue Bonds, Home Mortgage:
     10,000  Aa2*     10.250% due 2/1/14                                              10,109
    310,000  Aa2*     Capital Appreciation, Series 1984-B, zero coupon due 8/1/16     35,805
  8,000,000  AAA      Single-Family Mortgage, Issue A-2, FHA-Insured,
                        6.350% due 8/1/15(a)(b)                                    8,280,000
    270,000  AAA    Contra Costa County Home Mortgage Revenue,
                      GNMA-Collateralized, (Escrowed to Maturity
                      with U.S. Government Securities), 7.750% due 5/1/22(c)         339,188
     10,000  NR     Fresno County Housing Finance Revenue, Private Mortgage,
                      12.500% due 9/15/12                                             10,117
                    Los Angeles Home Mortgage Revenue Bonds,
                      GNMA-Collateralized:
  1,245,000  Aaa*       Second Mortgage Project, 8.100% due 5/1/17                 1,338,375
    635,000  AAA        Single-Family Mortgage Revenue, Mortgage Backed
                          Securities Program, Issue A, 7.550% due 12/1/23(b)         660,400
  3,325,000  AAA    Perris County Single-Family Mortgage,
                      GNMA-Collateralized, (Pre-Refunded -- Escrowed
                      with U.S. Government Securities to 6/1/05
                      Call @ 100), 8.300% due 6/1/13(b)                            4,197,812
                    Riverside County Housing Authority Revenue Bonds:
  1,765,000  Baa*     Series A, 7.900% due 10/1/18                                 1,780,444
                      Single-Family Mortgage Revenue, GNMA-
                        Collateralized, Series A, (Escrowed to
                        Maturity with U.S. Government Securities):
  2,620,000  AAA          8.300% due 11/1/12(b)                                    3,399,450
  1,000,000  AAA          7.800% due 5/1/21(b)                                     1,273,750
      5,000  BBB+     Single-Family Revenue Bonds, 10.500% due 9/1/14                  5,338


                       SEE NOTES TO FINANCIAL STATEMENTS.

============================================================================================
SCHEDULE OF INVESTMENTS (CONTINUED)                                        FEBRUARY 28, 1997
============================================================================================
    FACE
   AMOUNT   RATING                     SECURITY                                    VALUE
============================================================================================
HOUSING: SINGLE-FAMILY--3.1% (CONTINUED)

 $1,500,000  AAA    Sacramento County Single-Family Mortgage Revenue,
                      GNMA-Collateralized, Issue A, (Escrowed to Maturity
                      with U.S. Government Securities), 8.125% due 7/1/16(b)     $ 1,912,500
    110,000  AAA    San Francisco City & County Single-Family Mortgage Revenue,
                      GNMA/FNMA-Collateralized, 7.450% due  1/1/24(b)                114,950
    195,000  AAA    Southern California HFA, Single-Family Mortgage Revenue,
                      GNMA/FNMA-Collateralized, Series B, 7.750% due 3/1/24(b)       205,725
--------------------------------------------------------------------------------------------
                                                                                  23,563,963
--------------------------------------------------------------------------------------------
INDUSTRIAL DEVELOPMENT -- 0.1%
  1,000,000  Aa3*   Los Angeles, IDA, IDR, (Altshule Properties
                      Project), 7.200% due 10/1/11(b)                              1,036,250
--------------------------------------------------------------------------------------------
MISCELLANEOUS -- 20.8%
    500,000  Baa1*  ABAG Finance Authority Nonprofit Corps. COP, Daiwa Bank
                      Peninsula Family, YMCA, Series A, 6.800% due 10/1/11           516,250
  2,500,000  NR     Alhambra, Arcadia, Azush Counties, Independent Cities,
                      Risk Management Authority COP, 7.250% due 3/1/07             2,541,725
  2,000,000  AAA    Anaheim  COP,   MBIA-Insured,   6.200%  due  7/16/23(c)        2,087,500
                    Anaheim County Public Lease Revenue, Series A, FSA-Insured:
  4,750,000  AAA      5.000% due 9/1/27                                            4,298,750
  7,500,000  AAA      5.000% due 3/1/37                                            6,665,625
  1,025,000  Baa*   Azusa COP, (Capital Improvements Refinancing Project),
                      6.625% due 8/1/13                                            1,058,313
                    Brisbane Redevelopment Agency, Brisbane Community
                      Redevelopment Bonds:
    200,000  AA         9.400% due 5/1/05                                            204,412
    220,000  AA         9.400% due 5/1/06                                            224,853
                    California Public Capital Improvements Finance Authority
                      Revenue, (Pooled Project):
    750,000  Baa*       Series A, 8.500% due 3/1/18                                  782,175
    575,000  AAA        Series B, MBIA-Insured, 8.100% due 3/1/18                    602,497
  2,500,000  Baa*   California Special Districts Finance Authority COP, Series A,
                      8.500% due 7/1/18                                            2,631,250
 31,405,000  AAA    California State Public Works Board, Lease Revenue,
                      Department of Corrections State Prison, Series A,
                      AMBAC-Insured, 5.250% due 1/1/21                            29,716,981
    900,000  VMIG1* California State RANS, Series C-5, 3.300% due 6/30/97(d)         900,000
    150,000  A-     Concord Santa Cruz South Gate COP, Series A,
                      7.625% due 6/1/11                                              150,534
                    Dublin COP, (Civic Center Project), AMBAC-Insured:
  1,305,000  AAA      5.600% due 2/1/06                                            1,322,944
  1,380,000  AAA      5.625% due 2/1/07                                            1,395,525

                                   SEE NOTES TO FINANCIAL STATEMENTS.

14

============================================================================================
SCHEDULE OF INVESTMENTS (CONTINUED)                                        FEBRUARY 28, 1997
============================================================================================
    FACE
   AMOUNT   RATING                     SECURITY                                    VALUE
============================================================================================
MISCELLANEOUS -- 20.8% (CONTINUED)
$ 3,525,000  AAA    Hayward COP, (Civic Center Project), MBIA-Insured,
                      5.250% due 8/1/26                                          $ 3,295,875
 21,600,000  AAA    Los Angeles Convention & Exhibition Center Authority
                      Lease Revenue, Series A, MBIA-Insured,
                      5.125% due 8/15/21                                          19,818,000
                    Los Angeles County COP, INFLOS:
  2,000,000  BBB    Special  Linked  SAVRS & RIBS,  6.566% due  6/1/15(c)          2,032,500
  1,000,000  Baa1*  Structured Yield Curve Note,  6.600% due  11/1/11(c)           1,046,250
  2,670,000  AAA    Ontario Redevelopment Finance Authority Revenue,
                      Project No. 1, MBIA-Insured, (Escrowed to Maturity
                      with U.S. Government Securities), 5.800% due 8/1/23          2,686,687
  1,500,000  AAA    Orange County Community Facility District 86-1,
                      FSA-Insured, 7.125% due 8/15/17                              1,599,375
  1,300,000  Baa*   Orange County Public Facility, COP, Solid Waste Revenue,
                      7.875% due 12/1/07                                           1,368,250
                    Sacramento Area Flood Control Agency, FGIC-Insured:
  2,750,000  AAA      5.375% due 10/1/20                                           2,667,500
  2,525,000  AAA      5.375% due 10/1/25                                           2,424,000
  4,700,000  AAA    Sacramento County COP, Public Facilities Project,
                      MBIA-Insured, 5.250% due 12/1/16                             4,500,250
                    San Bernadino COP, (Capital Facilities Project), Series B,
                      (Escrowed to Maturity with U.S. Government Securities):
  2,000,000  AAA        6.875% due 8/1/24                                          2,370,000
  1,000,000  AAA        MBIA-Insured, 6.363% due 11/18/19(d)                       1,043,750
  6,500,000  AAA        Northern County Region, AMBAC-Insured,
                          5.250% due 11/15/19                                      6,240,000
                    San Francisco Building Authority Lease Revenue,
                      AMBAC-Insured:
  4,000,000  AAA        5.250% due 12/1/16                                         3,850,000
  4,000,000  AAA        5.250% due 12/1/21                                         3,815,000
    135,000  A*     San Francisco Downtown Parking, Corporate Parking
                      Revenue Bonds, 6.250% due 4/1/04                               144,619
  5,325,000  A+     San Jose Finance Authority Revenue, Central Service Yard,
                      Series D, 5.250% due 10/15/23                                4,825,781
 15,325,000  AAA    San Jose Redevelopment Agency, (Merged Area
                      Redevelopment Project), MBIA-Insured,
                      5.000% due 8/1/20                                           14,022,375
  4,310,000  Aaa*   San Marcos Public Facilities Authority, Public Facilities
                      Revenue, (Escrowed to Maturity with U.S. Government
                      Securities), zero coupon due 1/1/19                          1,179,863
  5,995,000  AAA    San Ramone COP, (Central Park Project), FSA-Insured,
                      5.000% due 8/1/24                                            5,447,956

                                  SEE NOTES TO FINANCIAL STATEMENTS.
                                                                                          15

============================================================================================
SCHEDULE OF INVESTMENTS (CONTINUED)                                        FEBRUARY 28, 1997
============================================================================================
    FACE
   AMOUNT   RATING                     SECURITY                                    VALUE
============================================================================================
MISCELLANEOUS -- 20.8% (CONTINUED)
 $2,875,000  AAA    Santa Ana Financing Authority Lease Revenue,
                      Police Administration & Holding Facility, Series A,
                      MBIA-Insured, 6.250% due 7/1/24                            $ 3,176,875
  7,180,000  AAA    Santa Maria Redevelopment Agency, Town Center Package,
                      FSA-Insured, 5.000 due 6/1/16                                6,668,425
  2,335,000  AA-    Simi Valley Community Development Agency COP,
                      Simi Valley Business Center, 6.050% due 10/1/18,
                      Mandatory Put 10/1/99                                        2,410,887
                    Sonoma County COP, Detention Facilities
                      Improvement Project:
  4,200,000  A+         5.000% due 11/15/13                                        3,811,500
  3,000,000  A+         5.000% due 11/15/17                                        2,666,250
  2,000,000  AAA    South Orange County Public Finance Authority, Special
                      Tax Revenue, Series A, MBIA-Insured, 7.000% due 9/1/10       2,357,500
--------------------------------------------------------------------------------------------
                                                                                 160,568,802
--------------------------------------------------------------------------------------------
PRE-REFUNDED(E) -- 4.3%
  1,450,000  AAA    California Health Facilities Finance Authority, St. Elizabeth
                      Hospital, (Call 11/15/02 @ 102), 6.200% due 11/15/09         1,598,625
  1,500,000  AAA    California Lease Finance Authority COP, Nevada County,
                      (Call 10/1/98 @ 101), 7.600% due 10/1/19                     1,576,110
                    California Public Works Board, Lease Revenue:
  2,000,000  Aaa*     California State University Project, Series A,
                        (Call 10/1/02 @ 102), 6.700% due 10/1/17                   2,262,500
  1,000,000  AAA      Department of Corrections, State Prison, Series A,
                        (Call 9/1/00 @ 102), 7.000% due 9/1/09                     1,108,750
  1,245,000  AAA    Concord Redevelopment Agency Tax Allocation Bonds,
                      Series 3, MBIA-Insured, (Call 7/1/98 @ 102), 8.000% due
                      7/1/18                                                       1,338,375
    750,000  AAA    El Camino Hospital District COP, Series A,
                      (Call 9/1/97 @ 102), 8.500% due 9/1/17                         779,010
    550,000  AAA    Grossmont Hospital Revenue, Series A, MBIA-Insured,
                      (Call 11/15/97 @ 102), 8.000% due 11/15/17                     577,720
    450,000  AAA    Los Angeles Convention & Exhibition Center Authority
                      Lease Revenue, (Call 12/1/05 @ 100), 9.000% due 12/1/20        587,250
    500,000  AAA    Los Angeles County Transportation Community,
                      Sales Tax Revenue, Series A, (Call 7/1/98 @ 102),
                      8.000% due 7/1/18                                              537,500
                    Los Angeles Department of Water & Power:
  1,000,000  AAA      Electric Plantation Revenue, (Call 5/1/98 @ 102),
                        7.900% due 5/1/28                                          1,065,000
  1,550,000  AAA      Water Works Revenue, (Call 2/15/99 @ 102),
                        7.200% due 2/15/19                                         1,672,063
  1,950,000           AAA Los Angeles Department of Water & Power Electric Plant
                        Revenue, (Call 1/15/01 @ 102), 7.100% due 1/15/31          2,157,187

                               SEE NOTES TO FINANCIAL STATEMENTS.
16

============================================================================================
SCHEDULE OF INVESTMENTS (CONTINUED)                                        FEBRUARY 28, 1997
============================================================================================
    FACE
   AMOUNT   RATING                     SECURITY                                    VALUE
============================================================================================
PRE-REFUNDED(E)--4.3% (CONTINUED)
 $1,200,000  AAA    Los Angeles Waste Water System Revenue,
                      (Call 11/1/97 @ 102), 8.125% due 11/1/17                   $ 1,259,424
    465,000  NR     Local Government Finance Joint Powers Authority
                      Revenue, Anaheim  Redevelopment  Agency, Series A, (Call
                      9/1/98 @ 102), 8.200% due 9/1/15                               503,944
    500,000  AAA    Oceanside COP, AMBAC-Insured, (Call 8/1/02 @ 102),
                      7.300% due 8/1/21                                              578,125
  1,000,000  AAA    Orange  County  Community   Facility  District  87-3,
                      Special Tax, Series A, (Call 8/15/00 @ 102), 7.800% due
                      8/15/15                                                      1,131,250
  1,000,000  AAA    Orange County Rancho Santa Margarita, (Call 8/15/00 @ 102),
                      7.800% due 8/15/13                                           1,077,500
  2,040,000  AAA    Oxnard  Public  Facilities  Corp.,  COP,   Wastewater
                      Treatment Plant Project, AMBAC-Insured, (Call 9/1/99 @
                      100), 7.500% due 9/1/06                                      2,210,850
  2,000,000  AAA    Rancho Water District Financing Authority Revenue
                      Bonds, AMBAC-Insured, (Call 9/11/01 @ 102), 6.287% due
                      8/17/21(d)                                                   2,190,000
  2,500,000  AAA    Riverside County Asset Leasing Corp., Leasehold Revenue,
                      (Riverside County Hospital Project), Series A,
                      (Call 6/1/99 @ 102), 7.400% due 6/1/14                       2,728,125
  1,000,000  AAA    San Bernardino County COP, (West Valley Detention
                      Center Project), (Call 11/1/98 @ 102), 7.700% due 11/1/18    1,082,500
  1,000,000  AAA    San Buenaventura COP, AMBAC-Insured, (Call 10/1/00 @ 102),
                      7.500% due 10/1/20                                           1,127,500
  2,000,000  AAA    San Diego Redevelopment Agency, (Marina Redevelopment
                      Project), (Call 12/1/97 @ 101.50), 8.750% due 12/1/08        2,105,740

  1,300,000  AAA    Yolo County Flood Control & Water Conservation District, COP,
                      FGIC-Insured, (Call 7/15/03 @ 100), 7.125% due 7/15/15       1,490,125
--------------------------------------------------------------------------------------------
                                                                                  32,745,173
--------------------------------------------------------------------------------------------
POLLUTION CONTROL REVENUE -- 1.5%
                    California Financing Authority, PCR:
                      Pacific Gas & Electric:
    800,000  A          Series A, 8.200% due 12/1/18(b)                              823,080
  2,500,000  A          Series B, 6.350% due 6/1/09                                2,631,250
                      San Diego Gas & Electric, Series A:
  1,500,000  A+         6.800% due 6/1/15(b)                                       1,702,500
  5,000,000  A          5.900% due 6/1/14                                          5,256,250
    200,000  VMIG 1*California State Financing Authority, PCR,
                      (Shell Oil Project A), 3.350% due 10/1/07(d)                   200,000
    500,000  A1*    California PCR, Waste Management, Series A,
                      7.150% due 2/1/11(b)                                           542,500
--------------------------------------------------------------------------------------------
                                                                                  11,155,580
--------------------------------------------------------------------------------------------
SOLID WASTE -- 2.2%
  2,770,000  AAA    Fresno County Finance Authority, Solid Waste
                      Revenue Bonds, American Avenue Landfill,
                      MBIA-Insured, 5.750% due 5/15/14                             2,811,550

                                 SEE NOTES TO FINANCIAL STATEMENTS.
                                                                                          17

============================================================================================
SCHEDULE OF INVESTMENTS (CONTINUED)                                        FEBRUARY 28, 1997
============================================================================================
    FACE
   AMOUNT   RATING                     SECURITY                                    VALUE
============================================================================================
SOLID WASTE -- 2.2% (CONTINUED)
                    Inland Empire Solid Waste Authority Revenue,
                      FSA-Insured:
$ 5,000,000  AAA        6.250% due 8/1/11 (b)                                    $ 5,312,500
  2,500,000  AAA        6.000% due 8/1/16 (b)                                      2,550,000
    500,000  BBB+   Kings County Waste Management Authority, Solid
                      Waste Revenue, 7.200% due 10/1/14 (b)                          538,125
  1,000,000  Baa*   Nevada County COP, West Nevada, Solid Waste
                      Revenue, 7.500% due 6/1/21                                   1,057,500
  4,135,000  Baa1*  South Napa Waste Management Authority,
                      (Solid Waste Transfer Facilities Project),
                      6.500% due 2/15/14                                           4,217,700
--------------------------------------------------------------------------------------------
                                                                                  16,487,375
--------------------------------------------------------------------------------------------
TAX ALLOCATION -- 5.6%
  2,000,000  AAA    Anaheim Public Finance Authority, Tax Allocation,
                      MBIA-Insured, 6.450% due 12/28/18(c)                         2,150,000
  1,000,000  Baa*   Azusa Redevelopment Agency, Tax Allocation,
                      Series A, 6.750% due 8/1/23                                  1,041,250
    295,000  AAA    Brea Public Finance Authority, Tax Allocation,
                      MBIA-Insured, 7.000% due 8/1/15                                323,762
     30,000  AAA    Concord Redevelopment Agency, Tax Allocation,
                      Series 3, MBIA-Insured, 8.000% due 7/1/18                       31,988
  6,000,000  AAA    Corona Redevelopment Agency, Tax Allocation,
                      Redevelopment Project Area A, Series A,
                      FGIC-Insured, 5.500% due 9/1/24                              5,910,000
  1,000,000  AAA    El Centro Redevelopment, Tax Allocation,
                      MBIA-Insured, 6.375% due 11/1/17                             1,073,750
  4,160,000  AAA    Fontana Public Finance Authority, Tax Allocation,
                      MBIA-Insured, Series A, 5.000% due 9/1/20                    3,806,400
  3,275,000  BBB+   Garden Grove Community Development Agency,
                      Tax Allocation, (Garden Grove Community Project),
                      5.700% due 10/1/08                                           3,287,281
  2,000,000  Baa*   Hawthorne Community Redevelopment, Tax Allocation,
                      (Project Area 2), 6.625% due 9/1/14                          2,082,500
  5,700,000  AAA    Indian Wells Redevelopment Agency, Tax Allocation,
                      MBIA-Insured, 5.375% due 12/1/22                             5,479,125
                    Rancho Cucamonga Redevelopment, Tax Allocation, (Rancho
                      Redevelopment Project), MBIA-Insured:
  2,445,000  AAA        5.250% due 9/1/16                                          2,368,594
  5,000,000  AAA        5.250% due 9/1/26                                          4,706,250
  1,000,000  A      San Francisco City & County Redevelopment Finance
                      Authority, Tax Allocation, (Redevelopment Project),
                      Series C, 5.400% due 8/1/21                                    913,750
  7,900,000  AAA    Signal Hill Redevelopment Agency, Tax Allocation, (Signal
                      Hill Redevelopment) Project 1-B, MBIA-Insured,
                      5.250% due 10/1/23                                           7,455,625

                               SEE NOTES TO FINANCIAL STATEMENTS.
18

============================================================================================
SCHEDULE OF INVESTMENTS (CONTINUED)                                        FEBRUARY 28, 1997
============================================================================================
    FACE
   AMOUNT   RATING                     SECURITY                                    VALUE
============================================================================================
TAX ALLOCATION -- 5.6% (CONTINUED)
$ 2,000,000  AAA    Vista Community Development, Tax Allocation,
                      MBIA-Insured, 5.250% due 9/1/15                            $ 1,930,000
--------------------------------------------------------------------------------------------
                                                                                  42,560,275
--------------------------------------------------------------------------------------------
Transportation -- 6.2%
  2,000,000  A1*    Port of Oakland Special Facilities Revenue, Series A,
                      6.750% due 1/1/12(b)                                         2,102,500
    400,000  A1*    Sacramento Regional Transportation District COP,
                      Series A, 6.400% due 3/1/03                                    430,500
  3,000,000  AAA    San Francisco Airport Community International Airport
                      Revenue, FGIC-Insured, 6.500% due 5/1/19(b)                  3,210,000
    180,000  AAA    San Francisco Airport Improvement Corp., Lease Revenue,
                      8.000% due 7/1/13                                              213,075
                    San Joaquin Hills Transcorridor Agency, Toll Road
                      Revenue, Sr. Lien:
  5,000,000  NR         Zero coupon due 1/1/14(a)                                  1,825,000
 60,000,000  NR         Zero coupon due 1/1/16(a)                                 19,125,000
 17,500,000  NR         Zero coupon due 1/1/17(a)                                  5,250,000
 25,000,000  NR         Zero coupon due 1/1/18(a)                                  7,062,500
 20,000,000  NR         Zero coupon due 1/1/19(a)                                  5,300,000
                    San Jose Airport Revenue Bonds, FGIC-Insured:
    200,000  AAA      5.400% due 3/1/04(b)                                           207,000
  1,500,000  AAA      5.500% due 3/1/07(b)                                         1,539,375
  1,250,000  A*     Santa Barbara COP, (Harbor Reference Project),
                      6.750% due 10/1/27                                           1,314,063
--------------------------------------------------------------------------------------------
                                                                                  47,579,013
--------------------------------------------------------------------------------------------
UTILITIES-- 5.7%
                    Fresno Joint Powers Financing Authority, Local Agency
                      Revenue, Series A:
  2,000,000  BBB        6.000% due 9/2/01                                          2,022,500
  1,000,000  BBB        6.200% due 9/2/03                                          1,015,000
  1,500,000  BBB        6.550% due 9/2/12                                          1,550,625
  2,500,000  NR     Los Angeles Department of Water & Power,
                      5.250% due 11/15/26                                          2,303,125
  1,110,000  A*     Northern California Power Agency Public Power,
                      (Geothermal Project No. 3), Series A, 5.000% due 7/1/09      1,058,663
    965,000  Baa*   Pleasanton Joint Powers Financing Authority, Series A,
                      6.150% due 9/2/12                                              980,681
  2,000,000  AAA    Redding Electric System Revenue COP,
                      MBIA-Insured, 6.226% due 7/8/22(c)                           2,190,000
  2,670,000  AAA    Redding Joint Powers Finance Authority, Electric
                      System Revenue, Series D, MBIA-Insured,
                      5.250% due 6/1/15                                            2,589,900
  2,000,000  BBB+   Redding Joint Powers Finance Authority, Solid Waste &
                      Corporate Yard, Series A, 5.500% due 1/1/13                  1,872,500

                                 SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                          19

============================================================================================
SCHEDULE OF INVESTMENTS (CONTINUED)                                        FEBRUARY 28, 1997
============================================================================================
    FACE
   AMOUNT   RATING                     SECURITY                                    VALUE
============================================================================================
UTILITIES--5.7% (CONTINUED)
                    Sacramento Municipal Utility District Electric Revenue:
                      Series D:
$ 4,000,000  AAA        FGIC-Insured, 5.250% due 11/15/12                        $ 3,935,000
  4,500,000  AAA        MBIA-Insured, 5.250% due 11/15/20                          4,230,000
  3,000,000  A*       Series E, 5.700% due 5/15/12                                 2,928,750
  5,425,000  AAA      Series I, MBIA-Insured, 5.750% due 1/1/15                    5,513,156
                      Southern California Public Power Authority,
                        Power Project Revenue, AMBAC-Insured:
  5,000,000  AAA          Mead Adelanto, Series A,
                            5.000% due 7/1/17                                      4,631,250
  1,500,000  AAA          Palo Verde, Series C, 5.750% due 7/1/17                  1,599,375
  3,000,000  Aa*      Southern Transmission Project, 5.500% due 7/1/20             2,891,250
  1,960,000  BBB-   Trinity County Public Utility District, COP, Electric
                      District Facilities, 6.750% due 4/1/23(b)                    2,001,650
--------------------------------------------------------------------------------------------
                                                                                  43,313,425
--------------------------------------------------------------------------------------------
WATER & SEWER -- 19.4%
                    Banning COP, Banning Wastewater Facilities Corp.:
    115,000  AAA      Pre-Refunded -- Escrowed with U.S. Government Securities
                        to 11/1/97 Call @ 101.50, 11.500% due 11/1/03                122,584
    125,000  AAA      Pre-Refunded -- Escrowed with U.S. Government Securities
                        to 11/1/97 Call @ 101.75, 11.500% due 11/1/04                133,550
    140,000  AAA      Pre-Refunded -- Escrowed with U.S. Government Securities
                        to 11/1/97 Call @ 102, 11.600% due 11/1/05                   150,007
    155,000  AAA      Pre-Refunded -- Escrowed with U.S. Government Securities
                        to 11/1/97 Call @ 102.25, 11.650% due 11/1/06                166,509
    175,000  AAA      Pre-Refunded -- Escrowed with U.S. Government Securities
                        to 11/1/97 Call @ 102.50, 11.700% due 11/1/07                188,477
    195,000  AAA      Pre-Refunded -- Escrowed with U.S. Government Securities
                        to 11/1/97 Call @ 102.75, 11.750% due 11/1/08                210,557
    220,000  AAA      Pre-Refunded -- Escrowed with U.S. Government Securities
                        to 11/1/97 Call @ 103, 11.750% due 11/1/09                   238,088
  1,200,000  A1*    Bakersfield COP, (Waste Water Treatment Plant 3 Projects),
                      8.000% due 1/1/10                                            1,254,456
                    East Bay Municipal Utility District, FGIC-Insured:
  9,300,000  AAA      Waste & Water Revenue, 5.000% due 6/1/26                     8,428,125
  8,400,000  AAA      Water Revenue, 5.000% due 6/1/26                             7,612,500
                    Eastern Municipal Water District COP, Water & Sewer Revenue,
                      Series A, FGIC-Insured:
  1,000,000  AAA        6.750% due 7/1/12                                          1,155,000
  1,000,000  AAA        5.375% due 7/1/13                                            985,000
  3,000,000  AAA    Escondido COP, (WasteWater Project), AMBAC-Insured,
                      5.700% due 9/1/26                                            2,973,750
 18,150,000  AAA    Fresno County, Sewer Revenue, Series A, MBIA-Insured,
                      5.000% due 9/1/23                                           16,516,500

                                 SEE NOTES TO FINANCIAL STATEMENTS.
20

============================================================================================
SCHEDULE OF INVESTMENTS (CONTINUED)                                        FEBRUARY 28, 1997
============================================================================================
    FACE
   AMOUNT   RATING                     SECURITY                                    VALUE
============================================================================================
WATER & SEWER -- 19.4% (CONTINUED)
                    Irvine Ranch Water District Joint Powers Agency,
                      Local Pool Revenue:
                        AIG-Insured:
$ 9,000,000  A+           7.800% due 2/15/08(a)                                  $ 9,288,090
  1,750,000  A+           7.875% due 2/15/23(a)                                    1,806,403
  9,500,000  A+         FNMA-Insured, Issue II, 8.250% due 8/15/23(a)             10,010,625
  1,500,000  AA     Kings River Water Conservation District, Pine Flat
                      Power Revenue, Series D, 5.500% due 1/1/20                   1,466,250
    200,000  AA     Los Angeles COP, 6.600% due 11/1/99                              210,500
  2,000,000  AA     Los Angeles County Finance Authority Revenue,
                      (Sanitation Districts Capital Projects), Series A,
                      5.250% due 10/1/19                                           1,927,500
                    Los Angeles Waste Water System Revenue:
  2,430,000  AAA      Series A, MBIA-Insured, 5.700% due 6/1/09                    2,518,088
  2,125,000  AAA      Series D, FGIC-Insured, 5.200% due 11/1/21                   1,968,281
 15,250,000  AA     Metro Water District Southern California, Series C,
                      5.000% due 7/1/27                                           13,896,563
                    Mojave Water Agency, Improvement District, Morongo Basin:
  1,500,000  AAA      6.600% due 9/1/13                                            1,687,500
  5,510,000  AAA      6.600% due 9/1/22                                            6,198,750
  3,250,000  AAA    Moulton-Niguel Water District COP, AMBAC-Insured,
                      5.300% due 9/1/23                                            3,067,187
  4,560,000  AAA    Pittsburg Public Finance Authority, Waste Water Revenue,
                      Series A, FGIC-Insured, 5.375% due 6/1/22                    4,383,300
  2,855,000  AAA    Pomona Public Financing Authority, Series Q, MBIA-Insured,
                      5.750% due 12/1/15                                           2,887,119
 28,875,000  AAA    San Diego PFA Sewer Revenue, FGIC-Insured,
                      5.000% due 5/15/20                                          26,601,094
                    San Diego Public Facilities Finance Authority,
                      Sewer Revenue, Series B, FGIC-Insured:
  3,900,000  AAA        5.250% due 5/15/22                                         3,709,875
  3,450,000  AAA        5.250% due 5/15/27                                         3,247,313
 15,000,000  Aa*    San Francisco Public Utility, Community Water Revenue,
                      5.000% due 11/1/26                                          13,687,500
--------------------------------------------------------------------------------------------
                                                                                 148,697,041
--------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS -- 100%
                    (Cost-- $727,059,924**)                                     $766,219,282
============================================================================================
(a)  Security segregated by Custodian for open purchase commitments.
(b)  Income from these issues is  considered  a preference  item for purposes of calculating the alternative minimum tax.
(c)  Residual interest bonds -- coupon varies inversely with level of short-term tax-exempt interest.
(d)  Variable  rate  obligation  payable at par on demand at any time on no more than seven days notice.
(e)  Bonds are escrowed with U.S.  Government  securities  and are considered by the  Manager to be  triple-A  rated even if issuer has not  applied for new ratings.
**   Aggregate cost for Federal income tax purposes is  substantially  the same.
     See  pages  22  and 23 for  definition  of  ratings  and  certain  security descriptions.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                                                              21

================================================================================
BOND RATINGS
================================================================================
All ratings are by Standard & Poor's Rating Services ("Standard & Poor's") except those identified by an asterisk (*) are rated by Moody's Investors Services Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

STANDARD & POOR'S -- Rating from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA     -- Debt rated  "AAA" has the  highest  rating  assigned by Standard &
           Poor's. Capacity to pay interest and repay principal is extremely strong.
AA      -- Debt rated "AA" has a very  strong  capacity to pay  interest  and repay principal and differs from the highest rated issue only in a small degree.
A       -- Debt rated "A" has a strong  capacity  to pay  interest  and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB     -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB      -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

MOODY'S -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa     -- Bonds that are rated  "Aaa" are judged to be of the best  quality.
           They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa      -- Bonds that are rated "Aa" are judged to be of high  quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A       -- Bonds  that are  rated  "A"  possess  many  favorable  investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa     -- Bonds  that  are  rated  "Baa"  are  considered  as  medium  grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR      -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

================================================================================
SHORT-TERM SECURITIES RATINGS
================================================================================
SP-1    -- Standard & Poor's highest rating  indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1     -- Standard  & Poor's  highest  commercial  paper and  variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO. P-1 -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

================================================================================
SECURITY DESCRIPTIONS
================================================================================
ABAG       --  Association of Bay Area Governors
AIG        --  American International Guaranty
AMBAC      --  American Municipal Bond
               Assurance Corporation
BAN        --  Bond Anticipation Notes
BIG        --  Bond Investors Guaranty
CGIC       --  Capital Guaranty Insurance
               Company
CHFCLI     --  California Health Facility
               Construction Loan Insurance
CONNIE LEE --  College Construction Loan
               Insurance Association
COP        --  Certificate of Participation
EDA        --  Economic Development Authority
ETM        --  Escrowed To Maturity
FAIRS      --  Floating Adjustable Interest
               Rate Securities
FGIC       --  Financial Guaranty Insurance
               Company
FHA        --  Federal Housing Administration
FHLMC      --  Federal Home Loan Mortgage
               Corporation
FNMA       --  Federal National Mortgage
               Association
FRTC       --  Floating Rate Trust Certificates
FSA        --  Federal Savings Association
GIC        --  Guaranteed Investment Contract
GNMA       --  Government National Mortgage
               Association
GO         --  General Obligation
HDC        --  Housing Development Corporation
HFA        --  Housing Finance Authority
IDA        --  Industrial Development Authority
IDB        --  Industrial Development Board
IDR        --  Industrial Development Revenue
INFLOS     --  Inverse Floaters
ISD        --  Independent School District
LOC        --  Letter of Credit
MBIA       --  Municipal Bond Investors Assurance Corporation
MVRICS     --  Municipal Variable Rate Inverse Coupon Security
PCR        --  Pollution Control Revenue
PSF        --  Permanent School Fund
RAN        --  Revenue Anticipation Notes
RIBS       --  Residual Interest Bonds
SAVRS      --  Select Auction Variable Rate Securities
RITES      --  Residual Interest Tax-Exempt Securities
TAN        --  Tax Anticipation Notes
TECP       --  Tax Exempt Commercial Paper
TOB        --  Tender Option Bonds
TRAN       --  Tax and Revenue Anticipation Notes
SYCC       --  Structured Yield Curve Certificate
VA         --  Veterans Administration
VRDD       --  Variable Rate Daily Demand
VRWE       --  Variable Rate Wednesday Demand

===============================================================================
STATEMENT OF ASSETS AND LIABILITIES                           FEBRUARY 28, 1997
===============================================================================
ASSETS:
   Investments, at value (Cost-- $727,059,924)                     $766,219,282
   Receivable for securities sold                                    10,531,627
   Interest receivable                                               10,409,363
   Receivable for Fund shares sold                                    1,520,425
   Cash                                                                  71,185
   Other assets                                                          10,169
-------------------------------------------------------------------------------
   TOTAL ASSETS                                                     788,762,051
-------------------------------------------------------------------------------
LIABILITIES:
   Payable for securities purchased                                  17,990,565
   Dividend payable                                                   1,472,254
   Investment advisory fees payable                                     177,369
   Administration fees payable                                          128,588
   Payable for Fund shares purchased                                     98,258
   Distribution fees payable                                             48,627
   Accrued expenses                                                     134,124
-------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                 20,049,785
-------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $768,712,266
-------------------------------------------------------------------------------
NET ASSETS:
   Par value of capital shares                                        $  47,292
   Capital paid in excess of par value                              728,163,691
   Overdistributed net investment income                               (157,059)
   Accumulated net realized gain
     from security transactions and futures contracts                 1,498,984
   Net unrealized appreciation of investments                        39,159,358
-------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $768,712,266
-------------------------------------------------------------------------------
SHARES OUTSTANDING:
   Class A                                                           35,598,916
   ----------------------------------------------------------------------------
   Class B                                                           10,666,497
   ----------------------------------------------------------------------------
   Class C                                                            1,027,068
   ----------------------------------------------------------------------------
NET ASSET VALUE:
   Class A (and redemption price)                                        $16.26
   ----------------------------------------------------------------------------
   Class B *                                                             $16.25
   ----------------------------------------------------------------------------
   Class C **                                                            $16.24
   ----------------------------------------------------------------------------
CLASS A MAXIMUM PUBLIC OFFERING PRICE PER SHARE
   (net asset value plus 4.17% of net asset value per share)             $16.94
-------------------------------------------------------------------------------
* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from initial purchase (See Note 2).
** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       SEE NOTES TO FINANCIAL STATEMENTS.

===============================================================================
STATEMENT OF OPERATIONS                    FOR THE YEAR ENDED FEBRUARY 28, 1997
===============================================================================
INVESTMENT INCOME:
   Interest                                                         $44,709,615
-------------------------------------------------------------------------------
EXPENSES:
   Investment advisory fees (Note 3)                                  2,240,458
   Distribution fees (Note 3)                                         1,997,843
   Administration fees (Note 3)                                       1,444,276
   Shareholder and system servicing fees                                165,949
   Registration fees                                                    119,479
   Shareholder communications                                            88,870
   Audit and legal                                                       66,487
   Pricing service fees                                                  41,042
   Directors' fees                                                       35,401
   Custody                                                               31,909
   Other                                                                 13,556
-------------------------------------------------------------------------------
   TOTAL EXPENSES                                                     6,245,270
-------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                38,464,345
-------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 4 AND 5):
   Realized Gain From:
     Security transactions (excluding short-term securities)          8,488,719
     Futures contracts                                                5,185,281
-------------------------------------------------------------------------------
   NET REALIZED GAIN                                                 13,674,000
-------------------------------------------------------------------------------
   Change in Net Unrealized Appreciation of Investments:
     Beginning of year                                               46,126,568
     End of year                                                     39,159,358
-------------------------------------------------------------------------------
   DECREASE IN NET UNREALIZED APPRECIATION                           (6,967,210)
-------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS AND FUTURES CONTRACTS                         6,706,790
-------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                              $45,171,135
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

===============================================================================
STATEMENTS OF CHANGES IN NET ASSETS
===============================================================================
FOR THE YEARS ENDED FEBRUARY 28, 1997
AND FEBRUARY 29, 1996
                                                       1997             1996
-------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                           $ 38,464,345    $ 30,479,419
   Net realized gain                                 13,674,000       7,626,812
   Increase (decrease) in net unrealized
     appreciation                                    (6,967,210)     25,439,325
-------------------------------------------------------------------------------
   INCREASE IN NET ASSETS FROM OPERATIONS            45,171,135      63,545,556
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 2):
   Net investment income                            (38,621,404)    (30,014,089)
   Net realized gains                                (9,156,095)     (1,031,485)
-------------------------------------------------------------------------------
   DECREASE IN NET ASSETS FROM
     DISTRIBUTIONS TO SHAREHOLDERS                  (47,777,499)    (31,045,574)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Net proceeds from sale of shares                 105,614,153      85,442,523
   Net asset value of shares issued in
     connection with the transfer of the
     Smith Barney Muni Funds: California
     Portfolio's net assets (Note 8)                         --     161,660,791
   Net asset value of shares issued for
     reinvestment of dividends                       27,141,633      17,890,834
   Cost of shares reacquired                       (107,613,987)    (81,711,126)
-------------------------------------------------------------------------------
   INCREASE IN NET ASSETS FROM
     FUND SHARE TRANSACTIONS                         25,141,799     183,283,022
-------------------------------------------------------------------------------
INCREASE IN NET ASSETS                               22,535,435     215,783,004

NET ASSETS:
   Beginning of year                                746,176,831     530,393,827
-------------------------------------------------------------------------------
   END OF YEAR*                                    $768,712,266    $746,176,831
-------------------------------------------------------------------------------
*Includes overdistributed net investment income of:   $(157,059)             --
-------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
NOTES TO FINANCIAL STATEMENTS
================================================================================

     1.  SIGNIFICANT ACCOUNTING POLICIES

     Smith Barney California Municipals Fund Inc. (the "Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.

     The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on the trade date; (b) securities are valued at the mean between the quoted bid and ask prices as provided by an independent pricing service; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on the accrual basis; market discount is recognized upon the disposition of the security; (f) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ; and (k) certain prior year numbers have been restated to reflect current year's presentation. Net investment income, net realized gains, and net assets were not affected by this change.

     2. EXEMPT-INTEREST DIVIDENDS AND OTHER DISTRIBUTIONS

     The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

     Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

================================================================================
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

     3.  INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION
         AGREEMENT AND OTHER TRANSACTIONS

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment adviser to the Fund. The Fund pays SBMFM an advisory fee calculated at an annual rate of 0.30% of the average daily net assets. The investment advisory fee is calculated daily and paid monthly.

     SBMFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million and 0.18% of the average daily net assets in excess of $500 million. This fee is calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares. For the year ended February 28, 1997, SB received sales charges of approximately $677,000 on sales of the Fund's Class A shares.

     There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. For the year ended February 28, 1997, CDSCs paid to SB were:

                                 CLASS A          CLASS B           CLASS C
================================================================================
CDSCs                            $2,000          $241,000           $5,000
================================================================================

     Pursuant to a Distribution Plan, the Fund pays a service fee with respect to their Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55% of the average daily net assets of each class, respectively.

================================================================================
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

     For the year ended February 28, 1997, total Distribution Plan fees incurred were:

                                 CLASS A          CLASS B           CLASS C
================================================================================
Distribution Plan Fees          $857,927        $1,046,863          $93,053
================================================================================

     All officers and one Director of the Fund are employees of SB.

     4.  INVESTMENTS
    During the year ended February 28, 1997, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                        $500,241,853
--------------------------------------------------------------------------------
Sales                                                             443,659,306
================================================================================
     At February 28, 1997, the aggregate gross unrealized appreciation and depreciation of investments were as follows:

================================================================================
Gross unrealized appreciation                                    $ 40,124,256 *
Gross unrealized depreciation                                        (964,898)*
--------------------------------------------------------------------------------
Net unrealized appreciation                                      $ 39,159,358 *
================================================================================
*Substantially the same for Federal income tax purposes.


     5.  FUTURES CONTRACTS
     Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the

================================================================================
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

     At February 28, 1997, the Fund had no open futures contracts.

     6.  CAPITAL SHARES
     At February 28, 1997, the Fund had 500 million shares of $0.001 par value capital stock authorized. The Fund has the ability to establish multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

     At February 28, 1997, total paid-in capital amounted to the following for each class:

                                 CLASS A          CLASS B           CLASS C
================================================================================
Total Paid-in Capital         $539,595,573     $172,031,125       $16,584,285
================================================================================

     Transactions in shares of each class were as follows:

                                     YEAR ENDED               YEAR ENDED
                                  FEBRUARY 28, 1997        FEBRUARY 29, 1996
                                 ------------------       ------------------
                                 SHARES       AMOUNT      SHARES       AMOUNT
================================================================================
CLASS A
Shares sold                     3,949,726  $63,826,420   3,014,516  $48,218,164
Net asset value of shares
  issued in connection with
  transfer of the Smith Barney
  Muni Funds: California
  Portfolio's net assets (Note 8)      --           --   9,484,273  154,421,573
Shares issued on reinvestment   1,294,680   20,922,197     879,885   13,984,197
Shares redeemed                (5,338,776) (86,219,159) (3,775,198) (60,397,322)
--------------------------------------------------------------------------------
Net Increase (Decrease)           (94,370) $(1,470,542)  9,603,476 $156,226,612
================================================================================
CLASS B
Shares sold                     2,129,481  $34,296,606   1,998,416  $31,876,656
Net asset value of shares
  issued in connection with
  transfer of the Smith Barney
  Muni Funds: California
  Portfolio's net assets (Note 8)      --           --      56,465      918,920
Shares issued on reinvestment     355,573    5,749,381     240,003    3,813,151
Shares redeemed                (1,198,383) (19,306,526) (1,221,047) (19,453,093)
--------------------------------------------------------------------------------
Net Increase                    1,286,671  $20,739,461   1,073,837   $17,155,634
================================================================================

================================================================================
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

                                     YEAR ENDED               YEAR ENDED
                                  FEBRUARY 28, 1997        FEBRUARY 29, 1996
                                 ------------------       ------------------
                                 SHARES       AMOUNT      SHARES       AMOUNT
================================================================================
CLASS C
Shares sold                     464,736  $ 7,491,127     333,004  $ 5,347,703
Net asset value of shares
  issued in connection with
  transfer of the Smith Barney
  Muni Funds: California
  Portfolio's net assets (Note 8)    --           --     388,346    6,320,298
Shares issued on reinvestment    29,081      470,055       5,792       93,486
Shares redeemed                (129,633)  (2,088,302)   (113,763)  (1,860,711)
--------------------------------------------------------------------------------
Net Increase                    364,184  $ 5,872,880     613,379  $ 9,900,776
================================================================================

     7. CONCENTRATION OF CREDIT
     The Fund primarily invests in debt obligations issued by the State of California and local governments in the State of California, its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of California municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.


     8. TRANSFER OF NET ASSETS
     On December 15, 1995, the Fund acquired the net assets and certain liabilities of the Smith Barney Muni Funds - California Portfolio (the "California Portfolio") pursuant to a plan of reorganization approved by California Portfolio shareholders on December 15, 1995. Total shares issued by the Fund and the total net assets of the California Portfolio and the Fund on the date of transfer were:

                                                 TOTAL NET
                                 SHARES          ASSETS OF         TOTAL NET
                               ISSUED BY         ACQUIRED          ASSETS OF
ACQUIRED PORTFOLIO              THE FUND         PORTFOLIO         THE FUND
================================================================================
California Portfolio            9,929,084      $161,660,791      $585,851,812
================================================================================

     The total net assets of the California Portfolio before acquisition included unrealized appreciation of $11,643,540 and a net realized gain of $1,479. The total net assets of California Portfolio immediately after the transfer were $747,512,603. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Code.

================================================================================
FINANCIAL HIGHLIGHTS
================================================================================

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:


CLASS A SHARES(1)                                  1997            1996(2)           1995            1994(2)           1993
===========================================================================================================================
NET ASSET VALUE, BEGINNING OF YEAR               $16.31          $15.40            $16.15          $16.70            $15.78
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment income                            0.85            0.85              0.89            0.86              0.97
  Net realized and unrealized gain (loss)          0.15            0.93             (0.56)           0.08              1.25
---------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                       1.00            1.78              0.33            0.94              2.22
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           (0.85)          (0.84)            (0.89)          (0.84)            (0.97)
  Net realized gains                              (0.20)          (0.03)            (0.19)          (0.65)            (0.29)
  Capital                                          --              --                --              --               (0.04)
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (1.05)          (0.87)            (1.08)          (1.49)            (1.30)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                     $16.26          $16.31            $15.40          $16.15            $16.70
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       6.37%          11.93%             2.46%           5.92%            14.76%
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000s)                 $578,687        $582,324          $401,743        $425,181          $423,504
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                         0.71%           0.76%             0.80%           0.80%             0.70%
  Net investment income                            5.29            5.26              5.76            5.20              6.04
---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                              60%             44%               59%             76%               72%
===========================================================================================================================


(1) Certain prior year numbers have been restated to reflect current year's presentation. Net investment income, net realized gains and net assets were not affected.
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.

================================================================================
FINANCIAL HIGHLIGHTS (CONTINUED)
================================================================================

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:


CLASS B SHARES(1)                                  1997            1996(2)           1995            1994(2)           1993(3)
===========================================================================================================================
NET ASSET VALUE, BEGINNING OF YEAR               $16.32          $15.40            $16.15          $16.70            $15.84
---------------------------------------------------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment income                            0.76            0.75              0.81            0.77              0.29
  Net realized and unrealized gain (loss)          0.14            0.96             (0.57)           0.09              1.15
---------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                       0.90            1.71              0.24            0.86              1.44
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                           (0.77)          (0.76)            (0.80)          (0.76)            (0.28)
  Net realized gains                              (0.20)          (0.03)            (0.19)          (0.65)            (0.29)
  Capital                                          --              --                --              --               (0.01)
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                               (0.97)          (0.79)            (0.99)          (1.41)            (0.58)
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                     $16.25          $16.32            $15.40          $16.15            $16.70
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       5.73%          11.39%             1.89%           5.40%             9.27%++
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)                 $173,347        $153,044          $127,888        $107,740           $37,924
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                         1.23%           1.29%             1.32%           1.33%             1.30%+
  Net investment income                            4.75            4.71              5.25            4.67              5.44+
---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                              60%             44%               59%             76%               72%
===========================================================================================================================



(1) Certain prior year numbers have been restated to reflect current year's presentation. Net investment income, net realized gains and net assets were not affected.
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)  For the period from November 6, 1992 (inception date) to February 28, 1993.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

================================================================================
FINANCIAL HIGHLIGHTS (CONTINUED)
================================================================================

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR:

CLASS C SHARES(1)                              1997       1996(2)     1995(3)
================================================================================
NET ASSET VALUE, BEGINNING OF YEAR            $16.31      $15.40      $14.19
--------------------------------------------------------------------------------
INCOME FROM OPERATIONS:
  Net investment income                         0.75        0.78        0.24
  Net realized and unrealized gain              0.15        0.92        1.39*
--------------------------------------------------------------------------------
Total Income From Operations                    0.90        1.70        1.63
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
  Net investment income                        (0.77)      (0.76)      (0.23)
  Net realized gains                           (0.20)      (0.03)      (0.19)
--------------------------------------------------------------------------------
Total Distributions                            (0.97)      (0.79)      (0.42)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                  $16.24      $16.31      $15.40
--------------------------------------------------------------------------------
TOTAL RETURN                                    5.68%      11.30%      11.72%++
--------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000S)               $16,678     $10,809        $762
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
  Expenses                                      1.29%       1.39%       1.37%+
  Net investment income                         4.69        4.44        5.19+
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                           60%         44%         59%
================================================================================
(1) Certain prior year numbers have been restated to reflect current year's presentation. Net investment income, net realized gains and net assets were not affected.
(2) Per share amounts have been calculated using the monthly average shares method, rather than the undistributed net investment income method, because it more accurately reflects the per share data for the period.
(3)  For the period from November 14, 1994 (inception date) to February 28,
     1995.
* The amount shown may not agree with the change in aggregate gains and losses of portfolio securities due to the timing of sales and the redemptions of Fund shares.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

================================================================================
INDEPENDENT AUDITORS' REPORT
================================================================================

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
SMITH BARNEY CALIFORNIA MUNICIPALS FUND INC.:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney California Municipals Fund Inc. as of February 28, 1997, the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years in the three-year period ended February 28, 1995 were audited by other auditors whose report thereon, dated April 10, 1995, expressed an unqualified opinion on those financial highlights.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1997, by correspondence with the custodian. As to securities purchased and sold but not received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Smith Barney California Municipals Fund Inc. as of February 28, 1997, the results of its operations for the year then ended and the changes in its net assets and financial highlights for each of the years in the two-year period then ended, in conformity with generally accepted accounting principles.


                                                     /S/KPMG Peat Marwick LLP
                                                     ------------------------
                                                        KPMG Peat Marwick LLP

New York, New York
April 18, 1997

================================================================================
TAX INFORMATION (UNAUDITED)
================================================================================

     For Federal tax purposes the Fund hereby designates for the fiscal year ended February 28, 1997:
     o    long term capital gain distributions paid of $7,855,418
     o 99.49% of the dividends paid by the Fund from net investment income as tax-exempt for regular Federal income tax purposes.

SMITH BARNEY
CALIFORNIA
MUNICIPALS
FUND INC.

DIRECTORS
Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliott S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, CHAIRMAN
Cornelius Rose

OFFICERS
Heath B. McLendon
CHIEF EXECUTIVE OFFICER

Jessica M. Bibliowicz
PRESIDENT

Lewis E. Daidone
SENIOR VICE PRESIDENT
AND TREASURER

Joseph P. Deane
VICE PRESIDENT AND
INVESTMENT OFFICER

David Fare
INVESTMENT OFFICER

Thomas M. Reynolds
CONTROLLER

Christina T. Sydor
SECRETARY



INVESTMENT ADVISER
AND ADMINISTRATOR
Smith Barney Mutual Funds
Management Inc.

DISTRIBUTOR
Smith Barney Inc.

CUSTODIAN
PNC Bank, N.A.

SHAREHOLDER
SERVICING AGENT
First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of Smith Barney California Municipals Fund Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.


SMITH BARNEY CALIFORNIA
MUNICIPALS FUND INC.
388 Greenwich Street
New York, New York 10013


FD2209 4/97